CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents - unrestricted	$ 97,170	$ 44,388	$ 124,398	$ 180,029
Cash and cash equivalents - restricted	6,210	1,150
Trade receivables, less allowance of $623 and $719, respectively	55,343	41,939
Deferred income taxes	10,688	8,641
Other current assets	41,834	48,538
Total current assets	211,245	144,656
Property and equipment, net of accumulated depreciation	2,148,999	2,209,127
Notes receivable, net of current portion	138,975	142,567
Long-term deferred financing costs	11,347	15,947
Other long-term assets	32,245	50,713
Long-term assets of discontinued operations	328	390
Total assets	2,543,139	2,563,400
Current liabilities:
Current portion of long-term debt and capital lease obligations	130,358	755
Accounts payable and accrued liabilities	218,224	168,975
Current liabilities of discontinued operations	237	186
Total current liabilities	348,819	169,916
Long-term debt and capital lease obligations, net of current portion	901,505	1,073,070
Deferred income taxes	99,626	108,219
Deferred management rights proceeds	186,346	0
Other long-term liabilities	152,794	166,209
Long-term liabilities of discontinued operations	451	451
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value, 100,000 shares authorized, no shares issued or outstanding	0	0
Common stock, $.01 par value, 400,000 shares authorized, 52,596 and 48,428 shares issued and outstanding, respectively	526	484
Additional paid-in capital	1,250,975	929,904
Treasury stock of 456 and 385 shares, respectively, at cost	(7,234)	(4,599)
Retained earnings	(366,066)	155,777
Accumulated other comprehensive loss	(24,603)	(36,031)
Total stockholders' equity	853,598	1,045,535	1,029,752	1,078,684
Total liabilities and stockholders' equity	$ 2,543,139	$ 2,563,400